Employee benefits - Net periodic benefit costs and assumptions (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
One-percentage-point change in assumed health care cost trend rates
1-percentage-point decrease in total of service and interest cost	$ (1)
1-percentage-point increase in postretirement benefit obligation	13
1-percentage-point decrease in postretirement benefit obligation	(11)
Defined pension benefits
Net periodic benefit cost:
Service cost	267	$ 243	$ 249
Interest cost	305	409	373
Expected return on plan assets	(456)	(481)	(479)
Amortization of prior service cost (credit)	38	27	34
Amortization of net actuarial loss	127	99	136
Curtailments, settlements and special termination benefits	5	4	1
Net periodic benefit cost	286	$ 301	$ 314
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	116
Estimated net prior service cost (credit) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	$ 40
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	2.63%	2.61%
Rate of compensation increase (as a percent)	1.53%	1.65%
Pension increase assumption (as a percent)	0.92%	1.04%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	2.61%	3.58%	3.22%
Expected long-term rate of return on plan assets (as a percent)	4.58%	4.60%	4.79%
Rate of compensation increase (as a percent)	1.65%	1.81%	1.71%
Other postretirement benefits
Net periodic benefit cost:
Service cost	$ 1	$ 1	$ 1
Interest cost	8	10	9
Amortization of prior service cost (credit)	(9)	(9)	(9)
Amortization of net actuarial loss	1		4
Curtailments, settlements and special termination benefits			2
Net periodic benefit cost	1	$ 2	$ 7
Estimated net prior service cost (credit) benefit that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the next fiscal year	$ 11
Weighted-average assumptions to determine benefit obligations
Discount rate (as a percent)	3.63%	3.49%
Weighted-average assumptions to determine the Net periodic benefit cost
Discount rate (as a percent)	3.49%	4.17%	3.35%
Non-pension postretirement benefit plans, participant contributions
Health care cost trend rate assumed for next year (as a percent)	7.68%	8.00%
Rate to which the trend rate is assumed to decline (the ultimate trend rate), (as a percent)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028